CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement of Cash Flows [Abstract]
Cash acquired	$ 44,779